SCHEDULE H, Line 4a - SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS (Details) - EBP 004	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Entity Tax Identification Number	51-0263969
EBP, Plan Number	004
Participant Contributions Transferred Late to Plan	$ 139,647
Contributions Not Corrected	139,647
Contributions Corrected Outside Voluntary Fiduciary Correction Program ("VFCP")	0
Contributions Pending Correction in VFCP	0
Total Fully Corrected Under VFCP and Prohibited Transaction Exemption 2002-51	$ 0